UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21824
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr., Treasurer
800 Nicollet Mall, BC-MN-H05O
Minneapolis, MN 55402
(Name and address of agent for service)
(800) 677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2009
Date of reporting period: December 31, 2009

2009 Annual Report
Mount Vernon Securities Lending Trust

Prime
Portfolio

NOT FDIC INSURED     NO BANK GUARANTEE     MAY LOSE VALUE
Mount Vernon Securities Lending Trust      2009 Annual Report

Holdings Summary
Portfolio Allocation as of December 31, 2009 1 (% of net assets)

Commercial Paper	32.1%
Certificates of Deposit	23.7
Repurchase Agreements	15.0
U.S. Government & Agency Securities	13.2
Money Market Funds	6.8
Floating Rate Corporate Notes	4.8
Extendible Floating Rate Corporate Notes	1.8
Master Note	1.8
Corporate Bond	0.1
Other Assets and Liabilities, Net[2]	0.7

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.
Expense Example
As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.
Actual Expenses
The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds
Prime Portfolio

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/2009 to
	Value (7/01/2009)	Value (12/31/2009)	12/31/2009)
Actual[4]	$1,000.60	$1,001.60	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

[3]	Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[4]	Based on the actual return for the six-month period ended December 31, 2009 of 0.16%.
Mount Vernon Securities Lending Trust      Annual Report 2009       1

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
Mount Vernon Securities Lending Trust
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mount Vernon Securities Lending Prime Portfolio (the Trust) as of December 31, 2009, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mount Vernon Securities Lending Trust at December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Minneapolis, Minnesota
February 22, 2010
Mount Vernon Securities Lending Trust      Annual Report 2009       2

Schedule of Investments December 31, 2009, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	FAIR VALUE

Commercial Paper — 32.1%
Asset-Backed ■ — 15.0%
Atlantic Asset Securitization
0.170%, 1/08/2010	$65,000	$64,998
Barton Capital LLC
0.190%, 1/05/2010	10,000	10,000
0.210%, 1/11/2010	21,316	21,315
0.170%, 1/12/2010	25,000	24,999
Bryant Park Funding LLC
0.170%, 1/08/2010	37,500	37,499
Chariot Funding LLC
0.160%, 1/05/2010	15,000	15,000
0.160%, 1/14/2010	51,000	50,997
Fairway Finance Corp.
0.235%, 1/07/2010	25,000	25,000
0.234%, 1/14/2010 ∆	25,000	25,000
0.170%, 1/20/2010	25,000	24,998
Falcon Asset Securitization LLC
0.180%, 1/21/2010	35,000	34,996
Liberty Street Funding LLC
0.170%, 1/04/2010	16,000	16,000
0.170%, 1/08/2010	39,000	38,999
0.170%, 1/22/2010	20,000	19,998
Old Line Funding LLC
0.160%, 1/06/2010	67,707	67,705
0.110%, 1/11/2010	7,000	7,000
Sheffield Receivables
0.170%, 1/11/2010	25,000	24,999
0.170%, 1/14/2010	40,000	39,998
Starbird Funding Corp.
0.160%, 1/06/2010	50,000	49,999
0.170%, 1/07/2010	25,000	24,999
Straight-A Funding LLC
0.150%, 1/05/2010	50,009	50,008
0.180%, 1/11/2010	26,500	26,499
Thames Asset Global Securitization
0.180%, 1/07/2010	27,000	26,999
0.180%, 1/11/2010	6,128	6,128
0.177%, 1/13/2010	20,000	19,999
0.190%, 2/04/2010	20,000	19,996
Thunder Bay Funding LLC
0.160%, 1/05/2010	36,000	35,999
0.160%, 1/11/2010	34,000	33,998
0.160%, 1/15/2010	5,000	5,000

Total Asset-Backed		849,125

Non Asset-Backed — 17.1%
American Honda Finance Corporation
0.160%, 1/06/2010	14,500	14,500
0.150%, 1/07/2010	27,500	27,500
Bank of Montreal
0.150%, 1/12/2010	40,000	39,998
BNP Paribas Finance, Inc.
0.180%, 1/11/2010	50,000	49,997
0.180%, 1/26/2010	20,000	19,997
Calyon NA, Inc.
0.160%, 1/07/2010	20,000	19,999
CBA (DE) Finance
0.210%, 1/06/2010	50,000	49,998
Danske Corp.
0.160%, 1/12/2010 ∆■	$75,000	$74,996
ING (US) Funding LLC
0.170%, 1/21/2010	45,000	44,996
0.170%, 2/04/2010	50,000	49,992
KBC Financial Products International Ltd.
0.575%, 1/07/2010 ■	50,000	49,995
National Australia Funding DE
0.170%, 2/08/2010	7,000	6,999
Nordea NA, Inc.
0.170%, 1/04/2010	30,000	30,000
0.180%, 1/13/2010	72,000	71,996
0.160%, 1/15/2010	35,000	34,998
0.180%, 2/02/2010	40,000	39,994
Royal Bank of Scotland PLC
0.236%, 1/19/2010	10,000	9,999
0.230%, 1/29/2010	15,000	14,997
Societe Generale NA
0.020%, 1/04/2010	90,000	90,000
0.180%, 1/15/2010	15,000	14,999
Svenska Handelsbanken, Inc.
0.220%, 1/08/2010	50,000	49,998
Toronto Dominion Holdings USA
0.160%, 1/27/2010	50,000	49,994
Toyota Motor Credit Corp.
0.160%, 1/13/2010	40,000	39,998
Westpac Banking Corp.
0.190%, 1/04/2010 ∆■	75,000	75,000

Total Non Asset-Backed		970,940

Total Commercial Paper (Cost: $1,820,065)		1,820,065

Certificates of Deposit — 23.7%
Abbey National Treasury Services PLC
0.160%, 1/19/2010	50,000	50,000
0.211%, 1/29/2010 ∆	49,000	49,000
Banco Bilbao Vizcaya Argentina SA
0.283%, 1/14/2010 ∆	49,000	49,002
0.230%, 1/26/2010	50,000	50,000
Bank of Montreal — Chicago
0.170%, 1/20/2010	50,000	50,000
Bank of Nova Scotia — Houston
0.210%, 1/14/2010	35,000	35,001
0.233%, 1/15/2010 ∆	50,000	50,000
Barclays Bank NY ∆
0.585%, 1/07/2010	50,000	50,000
0.384%, 1/12/2010	50,425	50,425
BNP Paribas NY
0.240%, 1/04/2010	45,000	45,000
0.260%, 2/08/2010	45,000	45,000
Calyon NY ∆
0.250%, 1/04/2010	4,677	4,676
0.311%, 1/29/2010	50,000	50,000
0.430%, 2/04/2010	100,000	100,000
Canadian Imperial Bank of Commerce NY
0.250%, 1/04/2010 ∆	50,000	50,000
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust       Annual Report 2009      3

Schedule of Investments December 31, 2009, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	FAIR VALUE

Lloyd’s TSB Bank NY
0.180%, 1/19/2010	$50,000	$50,000
0.430%, 3/22/2010	50,000	50,000
Natixis NY
0.631%, 1/29/2010 ∆	50,000	50,000
Rabobank Nederland NY ∆
0.205%, 1/07/2010	100,000	100,000
0.223%, 1/19/2010	50,000	50,000
Royal Bank of Canada NY ∆
0.234%, 1/12/2010	33,000	33,000
0.234%, 1/14/2010	15,000	15,000
Royal Bank of Scotland CT
0.690%, 1/04/2010 ∆	50,000	50,000
Royal Bank of Scotland NY
0.331%, 1/29/2010 ∆	11,250	11,250
Societe Generale NY
0.275%, 1/04/2010 ∆	48,250	48,250
Toronto Dominion Bank NY
0.235%, 1/05/2010 ∆	50,000	50,000
UBS Stamford ∆
0.441%, 1/26/2010	42,000	42,000
0.328%, 2/05/2010	40,000	40,000
Westpac Banking Corp. NY
0.190%, 1/04/2010 ∆	25,000	25,000

Total Certificates of Deposit (Cost: $1,342,604)		1,342,604

U.S. Government & Agency Securities ∆ — 13.2%
Federal Agricultural Mortgage Corporation
0.580%, 1/04/2010	25,000	25,000
0.605%, 1/04/2010	67,000	67,000
Federal Farm Credit Bank
0.175%, 1/04/2010	100,000	99,988
Federal Home Loan Bank
0.310%, 1/04/2010	50,000	50,000
0.520%, 1/04/2010	200,000	200,000
0.590%, 1/04/2010	207,200	207,247
0.610%, 1/04/2010	100,000	100,000

Total U.S. Government & Agency Securities (Cost: $749,235)		749,235

Floating Rate Corporate Notes ∆ — 4.8%
Bank of New York
0.266%, 3/29/2010	4,100	4,100
Commonwealth Bank of Australia
0.235%, 1/11/2010 ■	50,000	50,000
General Electric Capital Corp.
0.183%, 1/04/2010	44,362	44,363
0.294%, 1/04/2010	36,511	36,512
0.344%, 1/06/2010	13,600	13,590
0.383%, 1/21/2010	36,296	36,286
0.291%, 1/29/2010	11,312	11,313
0.334%, 2/10/2010	9,138	9,140
0.284%, 3/12/2010	17,567	17,568
JP Morgan Chase & Co.
0.285%, 1/07/2010	16,000	16,002

DESCRIPTION	PAR/SHARES	FAIR VALUE
Wells Fargo & Company
0.203%, 1/04/2010	$35,000	$35,000

Total Floating Rate Corporate Notes (Cost: $273,874)		273,874

Extendible Floating Rate Corporate Notes ∆■ — 1.8%
Svenska Handelsbanken
0.305%, 2/09/2010	50,000	50,000
Westpac Banking Corp.
0.284%, 1/13/2010	53,250	53,250

Total Extendible Floating Rate Corporate Notes (Cost: $103,250)		103,250

Master Note — 1.8%
Bank of America Securities 0.363%, 1/04/2010 ∆ (Cost: $100,000)	100,000	100,000

Corporate Bond — 0.1%
Wells Fargo & Company 4.20%, 1/15/2010 (Cost: $7,510)	7,500	7,510

Repurchase Agreements — 15.0%
Credit Suisse Securities USA LLC 0.000%, dated 12/31/2009, matures 1/04/2010, repurchase price $133,758 (collateralized by various securities: Total market value $136,423)	133,745	133,745
Deutsche Bank Securities USA, Inc. 0.210%, dated 12/31/2009, matures 1/04/2010, repurchase price $100,002 (collateralized by various securities: Total market value $105,000)	100,000	100,000
Deutsche Bank Securities USA, Inc. 0.010%, dated 12/31/2009, matures 1/04/2010, repurchase price $200,000 (collateralized by various securities: Total market value $204,000)	200,000	200,000
Goldman Sachs & Co. 0.010%, dated 12/31/2009, matures 1/04/2010, repurchase price $270,000 (collateralized by various securities: Total market value $275,400)	270,000	270,000
ING Financial Markets 0.010%, dated 12/31/2009, matures 1/04/2010, repurchase price $150,000 (collateralized by various securities: Total market value $153,001)	150,000	150,000

Total Repurchase Agreements (Cost: $853,745)		853,745

Money Market Funds Ω — 6.8%
DWS Mone Market Series, Institutional Shares, 0.160%	84,729,323	84,729
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.030%	91,880,802	91,881
HSBC Investor Prime Money Market Fund, Class I, 0.110%	104,978,668	104,979
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust       Annual Report 2009      4

Schedule of Investments December 31, 2009, all dollars are rounded to thousands (000)

DESCRIPTION	SHARES	FAIR VALUE
JP Morgan Prime Money Market Fund, Capital Shares, 0.140%	105,766,777	$105,767

Total Money Market Funds (Cost: $387,356)		387,356

Total Investments ▲ — 99.3% (Cost: $5,637,639)		5,637,639

Other Assets and Liabilities, Net — 0.7%		39,217

Total Net Assets — 100.0%		$5,676,856

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of December 31, 2009, the value of these investments was $1,202,366 or 21.2% or total net assets.

∆	Variable Rate Security — The rate shown is the rate in effect as of December 31, 2009. The date shown is the next reset date.

Ω	The rate shown is the annualized seven-day effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was $5,644,178. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(6,539)

Net unrealized depreciation	$(6,539)

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust       Annual Report 2009      5

Statement of Assets And Liabilities December 31, 2009, all dollars and shares are rounded to thousands (000), except per share data

Prime
Portfolio

ASSETS:
Investments in securities, at amortized cost (note 2)	$4,783,894
Repurchase agreements, at amortized cost (note 2)	853,745
Receivable for dividends and interest	1,529
Receivable for investment securities sold (note 7)	38,573

Total assets	5,677,741

LIABILITIES:
Bank overdraft	2
Dividends payable	811
Payable to affiliates (note 3)	72

Total liabilities	885

Net assets	$5,676,856

COMPOSITION OF NET ASSETS:
Portfolio capital	$5,683,498
Distributions in excess of net investment income	(3)
Accumulated net realized loss on investments (note 2)	(6,639)

Net assets	$5,676,856

Shares issued and outstanding ($0.01 par value — unlimited shares authorized)	5,683,498
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     Annual Report 2009     6

Statement of Operations For the year ended December 31, 2009, all dollars are rounded to thousands (000)

Prime
Portfolio

INVESTMENT INCOME:
Interest income	$30,227

Total investment income	30,227

EXPENSES (note 3):
Administration fees	1,065

Total expenses	1,065

Investment income — net	29,162

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on investments	(528)
Reimbursement from affiliate (note 6)	35,000
Net change in unrealized appreciation or depreciation of investments and support agreement (note 8)	(33,202)

Net gain on investments	1,270

Net increase in net assets resulting from operations	$30,432

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     Annual Report 2009     7

Statements of Changes In Net Assets all dollars are rounded to thousands (000)

		Prime
		Portfolio
	Year Ended	Year Ended
	12/31/2009	12/31/2008

OPERATIONS:
Investment income — net	$29,162	$343,007
Net realized loss on investments	(528)	(41,089)
Reimbursement from affiliate (note 6)	35,000	—
Net change in unrealized appreciation or depreciation of investments and support agreement (note 8)	(33,202)	33,202

Net increase in net assets resulting from operations	30,432	335,120

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income — net	(29,165)	(343,007)

Total distributions	(29,165)	(343,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales	13,522,912	42,198,273
In-kind transfer from Mount Vernon Short-Term Bond Portfolio liquidation (note 1)	—	2,619,344
Payments for redemptions	(12,662,271)	(51,080,073)

Increase (decrease) in net assets from capital share transactions	860,641	(6,262,456)

Total increase (decrease) in net assets	861,908	(6,270,343)
Net assets at beginning of year	4,814,948	11,085,291

Net assets at end of year	$5,676,856	$4,814,948

Distributions in excess of net investment income	$(3)	$—

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust   Annual Report 2009     8

Financial Highlights For a share outstanding throughout the indicated periods

				Prime
				Portfolio
				Nine-Month
				Fiscal
	Year Ended	Year Ended	Year Ended	Period Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006[1]

PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.03	0.05	0.04
Distributions from net investment income	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	0.58%[2,3]	2.90%[4]	5.47%	4.06%
Net assets at end of period (000)	$5,676,856	$4,814,948	$11,085,291	$5,766,803
Ratio of expenses to average net assets[5]	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.55%	2.91%	5.35%	5.30%

[1]	Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.

[2]	Without the support agreement (note 8), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[3]	The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 6).

[4]	Without the support agreement (note 8), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at the end of the period, which would have resulted in a total return of 1.88% for the period.

[5]	Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     Annual Report 2009     9

Notes to Financial Statements December 31, 2009, all dollars and shares are rounded to thousands (000)
1 >	Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006. Another series of the trust, Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”), was liquidated on June 24, 2008, at which time $2,619,344 of securities were contributed in-kind to the portfolio at amortized cost in exchange for shares of the portfolio, which were distributed to Short-Term Bond Portfolio shareholders.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS — Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments which are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. As of December 31, 2009, the portfolio internally fair valued a receivable for investment securities sold at $38,573 (see note 7). If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will then determine what action, if any, to take. From January 1, 2009 through April 9, 2009, the difference between aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeded 0.25% but was less than 0.50%. During this time, the portfolio was supported by an agreement designed to help prevent such differences from exceeding 0.50%, thereby allowing the price at which portfolio shares are purchased and redeemed to remain at $1.00 per share. This agreement terminated on October 31, 2009. See note 8 for additional information.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 — Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
Mount Vernon Securities Lending Trust     2009 Annual Report     10

Notes to Financial Statements December 31, 2009, all dollars and shares are rounded to thousands (000)
As of December 31, 2009, the portfolio’s investments were classified as follows:

				Total
				Fair
	Level 1	Level 2	Level 3	Value

Commercial Paper	$—	$1,820,065	$—	$1,820,065
Certificates of Deposit	—	1,342,604	—	1,342,604
Repurchase Agreements	—	853,745	—	853,745
U.S. Government & Agency Securities	—	749,235	—	749,235
Money Market Funds	387,356	—	—	387,356
Floating Rate Corporate Notes	—	273,874	—	273,874
Extendible Floating Rate Corporate Notes	—	103,250	—	103,250
Master Note	—	100,000	—	100,000
Corporate Bond	—	7,510	—	7,510

Total Fair Value	$387,356	$5,250,283	$—	$5,637,639

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of December 31, 2008	$36,702
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Net Change in Unrealized Appreciation or Depreciation	—
Net Purchases (Sales)[1]	(36,702)
Transfers in (out) of Level 3	—

Balance as of December 31, 2009	$—

[1]	Expiration of Support Agreement. See note 8.
ILLIQUID OR RESTRICTED SECURITIES — A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of December 31, 2009, the portfolio held investments in illiquid securities and other receivables (see note 7) with a total value of $0 and $38,573 respectively, or 0.0% and 0.7%, respectively, of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS — Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES — The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of December 31, 2009, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent; reclassifications are made to the appropriate equity accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the fiscal years ended December 31, 2009 and December 31, 2008 (adjusted by dividends payable as of December 31, 2009 and December 31, 2008), were as follows:

	Fiscal Year	Fiscal Year
	Ended	Ended
	12/31/09	12/31/08

Ordinary Income	$32,632	$365,938

Total Distributions	$32,632	$365,938

Mount Vernon Securities Lending Trust     2009 Annual Report     11

Notes to Financial Statements December 31, 2009, all dollars and shares are rounded to thousands (000)
As of December 31, 2009, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount

Undistributed Ordinary Income	$809
Accumulated Capital and Post-October Losses	(101)
Unrealized Depreciation	(6,539)
Other Accumulated Losses	—

Total Accumulated Deficit	$(5,831)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2009.

As of December 31, 2009, the portfolio had a capital loss carry forward of $94. If not offset by subsequent capital gains, $22 of losses will expire in the fiscal year ending December 31, 2015 and $72 of losses will expire in fiscal year ending December 31, 2016.

The portfolio incurred a loss of $8 for tax purposes for the period from November 1, 2009 to December 31, 2009. As permitted by tax regulations, the portfolio intends to elect to defer and treat this loss as arising in the fiscal year ending December 31, 2010.

REPURCHASE AGREEMENTS — The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM — Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the fiscal year ended December 31, 2009.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS — The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END — Management has evaluated portfolio related events and transactions that occurred subsequent to December 31, 2009, through February 22, 2010, the date of issuance of the portfolio’s financial statements. Other than as disclosed in note 9, there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 >	Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR — Pursuant to an investment advisory agreement, FAF Advisors manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR — Pursuant to an administration agreement, FAF Advisors provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN — Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any). For the fiscal year ended December 31, 2009, the portfolio did not incur any interest expense due to overdrafts.
Mount Vernon Securities Lending Trust     2009 Annual Report     12

Notes to Financial Statements December 31, 2009, all dollars and shares are rounded to thousands (000)
4 >	Investment Security Transactions

During the fiscal year ended December 31, 2009, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 >	Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 >	Reimbursement from Affiliate

On March 12, 2009, an affiliate of the portfolio’s advisor purchased Lehman Brothers Holdings notes held in the portfolio. These notes were purchased for $40,086, which equaled the notes’ amortized cost plus accrued interest, in accordance with Rule 17a-9 under the Act. The amount shown in the portfolio’s Statement of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

7 >	Receivable for Investment Securities Sold

The $38,573 receivable for securities sold (the “receivable”) which is disclosed on the Statement of Assets and Liabilities represents the net realizable value, determined through a fair-value estimation, of the remaining proceeds from the portfolio’s redemption at a net asset value of $1.00 per share of 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. The Primary Fund is in the process of liquidating its assets. From redemption date through December 31, 2009 the portfolio received partial redemption proceeds of $512,611. See note 9.

8 >	Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 7)(up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009. Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes (see note 6) and from the Reserve Fund during the fiscal year, no payments were required to be made, or were made, to the portfolio under the agreement.

9 >	Subsequent Event

The portfolio received an additional payment from the Reserve Fund of $36,701 with respect to the Primary Fund receivable on January 29, 2010. The timing and amount of future payments that the portfolio may receive is uncertain.

10 >	New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the portfolio to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 investments ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the portfolio is evaluating the implications of the update and the impact to the financial statements.)
Mount Vernon Securities Lending Trust     2009 Annual Report     13

Notes to Shareholders December 31, 2009 (unaudited)
TAX INFORMATION
For the fiscal year ended December 31, 2009, the portfolio designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Long Term
	Capital Gains	Ordinary Income	Total	Dividends	Qualified
	Distributions	Distributions	Distributions	Received	Dividend
Portfolio	(Tax Basis)[1]	(Tax Basis)[1]	(Tax Basis)	Deduction[2]	Income[2]

Prime Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%

[1]	Based on a percentage of the portfolio’s distributions.

[2]	Based on a percentage of ordinary income distributions of the portfolio.
ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY:
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the portfolio was 69.30%.
The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the portfolio was 0.00%.
HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD
A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-3185 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION
The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-3185 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Mount Vernon Securities Lending Trust     2009 Annual Report     14

Notice to Shareholders     December 31, 2009 (unaudited)
Trustees and Officers of the Portfolio
Independent Trustees

				Number of	Other
	Position(s)	Term of Office		Portfolios in Fund	Directorships
Name, Address, and	Held with	and Length of		Complex Overseen	Held by
Year of Birth	the Trust	Time Served	Principal Occupation(s) During Past 5 Years	by Trustee	Trustee *

Benjamin R. Field III P.O. Box 1329	Trustee	Term expiring earlier of death,	Retired	First American Funds Complex:	None
Minneapolis, MN 55440-1329 (1938)		resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005		twelve registered investment companies, including fifty-nine portfolios

Roger A. Gibson P.O. Box 1329	Trustee	Term expiring earlier of death,	Director, Charterhouse Group, Inc., a private equity firm, since October 2005;	First American Funds Complex:	None
Minneapolis, MN 55440-1329 (1946)		resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Advisor/Consultant, Future Freight™, a logistics/supply chain company; Trustee, National Jewish Health; Board Member/Co-founder, Shades of Blue, an aviation-related youth development organization; Vice President and Chief Operating Officer, Cargo — United Airlines, from July 2001 through retirement in November 2005	twelve registered investment companies, including fifty-nine portfolios

Victoria J. Herget P.O. Box 1329	Trustee	Term expiring earlier of death,	Investment consultant and non-profit board member since 2001; Board Chair, United	First American Funds Complex:	None
Minneapolis, MN 55440-1329 (1951)		resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Educators Insurance Company	twelve registered investment companies, including fifty-nine portfolios

John P. Kayser P.O. Box 1329	Trustee	Term expiring earlier of death,	Retired	First American Funds Complex:	None
Minneapolis, MN 55440-1329 (1949)		resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since October 2006		twelve registered investment companies, including fifty-nine portfolios

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; member, investment advisory committee, Sisters of the Good Shepard	First American Funds Complex: twelve registered investment companies, including fifty-nine portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions, and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including fifty-nine portfolios	Cliff’s Natural Resources Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Attorney at law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning, and public relations; Owner, Chairman, and Chief Executive Officer, Excensus™ LLC, a demographic planning and application development firm	First American Funds Complex: twelve registered investment companies, including fifty-nine portfolios	None

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Trustee	Chair term three years. Trustee term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of Mount Vernon Securities Lending Trust’s Board since September 2005; Trustee of Mount Vernon Securities Lending Trust since September 2005	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Chair Emeritus, St. Paul Riverfront Corporation, since 2005	First American Funds Complex: stwelve registered investment companies, including fifty-nine portfolios	None

James M. Wade P.O. Box 1329	Trustee	Term expiring earlier of death,	Owner and President. Jim Wade Homes, a homebuilding company	First American Funds Complex:	None
Minneapolis, MN 55440-1329 (1943)		resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005		twelve registered investment companies, including fifty-nine portfolios

*	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
Mount Vernon Securities Lending Trust       2009 Annual Report     15

Notice to Shareholders     December 31, 2009 (unaudited)
Officers

Term of Office
Name, Address, and	Position(s) Held	and Length of
Year of Birth	with the Trust	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since September 2005	Chief Executive Officer, FAF Advisors, Inc.; Chief Investment Officer, FAF Advisors, Inc. since September 2007

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956) *	Vice President - Administration	Re-elected by the Board annually; Vice President — Administration of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President, FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since September 2005	Mutual Funds Treasurer, FAF Advisors, Inc.

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) *	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of Mount Vernon Securities Lending Trust since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc. since September 2005; prior thereto, Director and Senior Project Manager, FAF Advisors, Inc.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since September 2005	Chief Compliance Officer, FAF Advisors, Inc. since March 2005; Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005

Jason Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) *	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since December 2008	Compliance Manager, FAF Advisors, Inc. since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc. from October 2004 to June 2006

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953) *	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since September 2005	Deputy General Counsel, FAF Advisors, Inc.

James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President, U.S. Bancorp Fund Services, LLC

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since June 2006	Counsel, FAF Advisors, Inc. since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006

Michael W. Kremenak FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1978) *	Assistant Secretary	Re-elected to the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since February 2009	Counsel, FAF Advisors, Inc., since January 2009; prior thereto, Associate Skadden, Arps, Slate, Meagher & Flom LLP, a New York City-based law firm, from September 2005 to January 2009

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Ertel, and Kremenak, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and an affiliate of FAF Advisors, Inc.
Mount Vernon Securities Lending Trust       2009 Annual Report     16

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees* — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $26,000 in the fiscal year ended December 31, 2009 and $42,000 in the fiscal period ended December 31, 2008, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees*— E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2009 and $0 in the fiscal period ended December 31, 2008, including fees associated with the semi-annual review of portfolio disclosures.

(c)	Tax Fees* — E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2009 and $0 in the fiscal period ended December 31, 2008, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees* — E&Y billed the registrant fees of $0 in the fiscal period ended December 31, 2009 and $0 in the fiscal period ended December 31, 2008, for other services to the registrant.

*	Pursuant to an administration agreement, FAF Advisors, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.
(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolio do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolio

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolio’s independent audit firm directly for the portfolio. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolio and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services
The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.
Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the portfolio. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolio.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $798,850 in the fiscal year ended December 31, 2009 and $108,163 in the fiscal period ended December 31, 2008.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 1, 2010